Long-Term Debt - Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments under Finance Leases (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	CAD 10.5	CAD 23.3
Present value of minimum lease payments	10.4	23.1
Within one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	7.4	12.9
2018 to 2022 [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total minimum lease payments	CAD 3.1	CAD 10.4